Interest expense and finance costs (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Interest Expense And Finance Costs [Line Items]
Interest incurred			$ 6,921,679	$ 5,386,885
Capitalized interest			0	(1,945,451)
Amortization of deferred financing charges			1,472,030	697,794
Interest Expense, Total	$ 3,960,098	$ 2,529,459	$ 8,393,709	$ 4,139,228